Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

March 31, 2020

VIPIFFINC-QTLY-0520
1.830283.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 3.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	15,813	$505,854
VIP Equity-Income Portfolio Investor Class (a)	30,321	533,350
VIP Growth & Income Portfolio Investor Class (a)	37,928	608,369
VIP Growth Portfolio Investor Class (a)	8,288	517,335
VIP Mid Cap Portfolio Investor Class (a)	6,430	147,374
VIP Value Portfolio Investor Class (a)	39,148	391,477
VIP Value Strategies Portfolio Investor Class (a)	23,395	190,906
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,388,616)		2,894,665

International Equity Funds - 12.5%
VIP Emerging Markets Portfolio Investor Class (a)	535,885	4,828,321
VIP Overseas Portfolio Investor Class (a)	283,398	5,211,689
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,928,330)		10,040,010

Bond Funds - 57.4%
Fidelity Inflation-Protected Bond Index Fund (a)	936,230	9,605,718
Fidelity Long-Term Treasury Bond Index Fund (a)	108,478	1,859,315
VIP High Income Portfolio Investor Class (a)	359,991	1,666,758
VIP Investment Grade Bond Portfolio Investor Class (a)	2,530,305	33,147,000
TOTAL BOND FUNDS
(Cost $44,383,319)		46,278,791

Short-Term Funds - 26.5%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $21,378,761)	21,378,761	21,378,761
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $78,079,026)		80,592,227
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$80,592,234

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$10,293,352	$655,873	$1,505,453	$9,479	$(5,902)	$167,848	$9,605,718
Fidelity Long-Term Treasury Bond Index Fund	2,163,699	167,419	890,442	12,688	131,270	287,369	1,859,315
VIP Contrafund Portfolio Investor Class	955,610	224,706	583,948	5,823	94,362	(184,876)	505,854
VIP Emerging Markets Portfolio Investor Class	5,214,146	1,944,382	636,232	467,271	(88,748)	(1,605,227)	4,828,321
VIP Equity-Income Portfolio Investor Class	1,009,892	305,349	555,347	47,751	(32,946)	(193,598)	533,350
VIP Government Money Market Portfolio Investor Class 0.24%	20,195,721	4,421,005	3,237,965	59,458	--	--	21,378,761
VIP Growth & Income Portfolio Investor Class	1,150,863	356,672	609,481	61,021	71,514	(361,199)	608,369
VIP Growth Portfolio Investor Class	976,830	312,725	596,023	88,494	224,960	(401,157)	517,335
VIP High Income Portfolio Investor Class	1,716,677	395,916	182,715	13,074	(21,909)	(241,211)	1,666,758
VIP Investment Grade Bond Portfolio Investor Class	35,095,954	2,679,198	4,485,018	157,722	(129,943)	(13,191)	33,147,000
VIP Mid Cap Portfolio Investor Class	280,352	49,159	112,765	440	(7,391)	(61,981)	147,374
VIP Overseas Portfolio Investor Class	5,578,241	1,623,586	754,369	24,695	(111,703)	(1,124,066)	5,211,689
VIP Value Portfolio Investor Class	741,603	223,379	330,532	30,446	(25,601)	(217,372)	391,477
VIP Value Strategies Portfolio Investor Class	363,138	93,842	138,259	19,658	(15,702)	(112,113)	190,906
	85,736,078	13,453,211	14,618,549	998,020	82,261	(4,060,774)	80,592,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.